Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans	$ 546,200	$ 541,565
The 30 to 89 Days Delinquent [Member]
Loans	12,329	16,362
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	7,340	6,321
Financial Asset, Not Past Due [Member]
Loans	526,531	518,882
Real Estate Portfolio Segment [Member]
Loans	449,849	426,598
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	41,627	25,927
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans	0	209
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	954	694
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	40,673	25,024
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	28,870	33,573
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans	189	569
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	0	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	28,681	33,004
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	40,772	45,412
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans	1,660	85
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	0	0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	39,112	45,327
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	309,745	297,627
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans	8,653	10,063
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	3,570	1,686
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	297,522	285,878
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	23,461	18,320
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans	97	4,528
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Not Past Due [Member]
Loans	23,364	13,792
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	5,374	5,739
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | The 30 to 89 Days Delinquent [Member]
Loans	25	35
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Not Past Due [Member]
Loans	5,349	5,704
Commercial Portfolio Segment [Member]
Loans	96,318	114,921
Commercial Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans	1,705	873
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	2,816	3,941
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans	91,797	110,107
Consumer Portfolio Segment [Member]
Loans	33	46
Consumer Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans	0	0
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans	0	0
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans	$ 33	$ 46